UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      April 11, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    22855

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BEA SYS INC  COM STK           COMMON STOCK     073325102     3447   180000 SH       SOLE                 180000        0        0
D CLEAR CHANNEL COMMUN ICATIONS  COMMON STOCK     184502102      760    26000 SH       SOLE                  26000        0        0
D CLEAR CHANNEL COMMUN ICATIONS  OPTIONS - PUTS   99O9T1HJ5     1169    40000 SH  PUT  SOLE                  40000        0        0
D EQUITY MEDIA HLDGS CORP WRNT   WARRANTS         294725114        3    40000 SH       SOLE                  40000        0        0
D HUNTSMAN CORP  COM STK         COMMON STOCK     447011107     1177    50000 SH       SOLE                  50000        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1518   379578 SH       SOLE                 379578        0        0
D TAKE-TWO INTERACTIVE  SOFTWARE COMMON STOCK     874054109     8838   346300 SH       SOLE                 346300        0        0
D TAKE-TWO INTERACTIVE  SOFTWARE OPTIONS - CALLS  99O9X8BQ5      446    17500 SH  CALL SOLE                  17500        0        0
D YAHOO INC  COM STK             COMMON STOCK     984332106     5497   190000 SH       SOLE                 190000        0        0
S REPORT SUMMARY                 9  DATA RECORDS               22855        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED